Notes Receivable (Details) - Eight Percentage Coupon Rates Notes Receivable [Member] - Pennsylvania Medical Solutions Llc [Member] - Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
12 Months Ended
Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount of notes receivable	$ 3,750,000
Term of notes receivable	4 years
Coupon rate (as a percent)	8.00%